Document and Entity Information	Apr. 09, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001792789
Document Type	8-K
Document Period End Date	Apr. 09, 2022
Entity Registrant Name	DoorDash, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39759
Entity Tax Identification Number	46-2852392
Entity Address, Address Line One	303 2nd Street
Entity Address, Address Line Two	South Tower
Entity Address, Address Line Three	8th Floor
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94107
City Area Code	(650)
Local Phone Number	487-3970
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, par value of $0.00001 per share
Trading Symbol	DASH
Security Exchange Name	NYSE
Entity Emerging Growth Company	false